Redeemable Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Surrozen Inc
Summary of the redeemable convertible preferred stock:
The following table summarizes the redeemable convertible preferred stock as of June 30, 2021 and December 31, 2020:

	Shares		Original Issue Price	Aggregate Liquidation Preference (In thousands)
	Authorized	Issued
Series A	33,555,555	33,555,555	$1.00	$33,556
Series B	33,162,954	33,162,954	1.50	49,744
Series C	28,571,429	28,571,423	1.75	50,000

	95,289,938	95,289,932		$133,300

	As of December 31, 2020
	Shares		Original Issue Price	Aggregate Liquidation Preference (in thousands)
	Authorized	Issued
Series A	33,555,555	33,555,555	$1.00	$33,556
Series B	33,162,954	33,162,954	1.50	49,744
Series C	28,571,429	28,571,423	1.75	50,000

	95,289,938	95,289,932		$133,300

	As of December 31, 2019
	Shares		Original Issue Price	Aggregate Liquidation Preference (in thousands)
	Authorized	Issued
Series A	33,555,555	33,555,555	$1.00	$33,556
Series B	35,000,000	33,162,954	1.50	49,744

	68,555,555	66,718,509		$83,300